Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 6,920	$ 8,574	$ 8,073
Other comprehensive income (loss):
Change in unrealized gain (loss) on available for sale securities	(1,963)	(830)	1,077
Reclassification adjustment for realized (gains)		(163)
	(1,963)	(993)	1,077
Related tax (expense) benefit	667	338	(366)
Total other comprehensive income (loss), net of tax	(1,296)	(655)	711
Total comprehensive income	$ 5,624	$ 7,919	$ 8,784